SEGMENTED INFORMATION - Revenues From Mining Operations and Production Costs (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)
Operating segments
Number of business units | segment		3
Revenues from Mining Operations		$ 2,494,892	$ 2,191,221
Production Costs	[1]	(1,247,705)	(1,160,355)
Exploration and Corporate Development		(104,779)	(137,670)
Impairment Reversal (Loss)		345,821	(389,693)
Segment Income (Loss)		1,488,229	503,503
Corporate and other:
Amortization of property, plant and mine development		(546,057)	(553,933)
General and administrative		(120,987)	(124,873)
Finance costs		(105,082)	(96,567)
Gain (loss) on derivative financial instruments		17,124	(6,065)
Environmental remediation		(2,804)	(14,420)
Foreign currency translation loss (gain)		(4,850)	(1,991)
Other income		13,169	35,294
Income (loss) before income and mining taxes		738,742	(259,052)
Asset
Total assets		8,789,885	7,852,843
Corporate and others
Asset
Total assets		462,576	334,698
Northern Business | Operating segment
Operating segments
Revenues from Mining Operations		2,053,016	1,739,175
Production Costs		(1,016,076)	(915,628)
Exploration and Corporate Development		(3,717)	(25,616)
Impairment Reversal (Loss)		345,821	(250,000)
Segment Income (Loss)		1,379,044	547,931
Asset
Total assets		7,049,476	6,114,325
LaRonde mine | Operating segment
Operating segments
Revenues from Mining Operations		552,204	516,673
Production Costs		(215,012)	(228,294)
Segment Income (Loss)		337,192	288,379
Asset
Total assets		794,503	794,155
LaRonde Zone 5 mine | Operating segment
Operating segments
Revenues from Mining Operations		80,365	21,327
Production Costs		(41,212)	(12,991)
Segment Income (Loss)		39,153	8,336
Asset
Total assets		66,553	59,420
Lapa mine | Operating segment
Operating segments
Revenues from Mining Operations		4,877	39,797
Production Costs		(2,844)	(27,870)
Segment Income (Loss)		2,033	11,927
Asset
Total assets		4,128	11,654
Goldex mine | Operating segment
Operating segments
Revenues from Mining Operations		197,020	152,426
Production Costs		(82,533)	(78,533)
Segment Income (Loss)		114,487	73,893
Asset
Total assets		295,139	289,393
Meadowbank mine | Operating segment
Operating segments
Revenues from Mining Operations		221,652	323,142
Production Costs		(180,848)	(211,147)
Exploration and Corporate Development		(3,528)	(25,128)
Segment Income (Loss)		37,276	86,867
Asset
Total assets		883,422	681,761
Meliadine mine | Operating segment
Operating segments
Revenues from Mining Operations		270,258
Production Costs		(142,932)
Impairment Reversal (Loss)		345,821
Segment Income (Loss)		473,147
Asset
Total assets		2,139,845	1,645,360
Canadian Malartic joint operation | Operating segment
Operating segments
Revenues from Mining Operations		466,317	448,526
Production Costs		(208,178)	(199,761)
Exploration and Corporate Development		(189)	(488)
Impairment Reversal (Loss)			(250,000)
Segment Income (Loss)		257,950	(1,723)
Asset
Total assets		1,548,564	1,550,565
Kittila mine | Operating segment
Operating segments
Revenues from Mining Operations		260,323	237,284
Production Costs		(142,517)	(157,032)
Segment Income (Loss)		117,806	80,252
Asset
Total assets		1,317,322	1,082,017
Southern Business | Operating segment
Operating segments
Revenues from Mining Operations		441,876	452,046
Production Costs		(231,629)	(244,727)
Impairment Reversal (Loss)			(39,017)
Segment Income (Loss)		210,247	168,302
Asset
Total assets		815,044	914,550
Pinos Altos mine | Operating segment
Operating segments
Revenues from Mining Operations		249,577	270,855
Production Costs		(130,190)	(138,362)
Segment Income (Loss)		119,387	132,493
Asset
Total assets		521,713	551,179
Creston Mascota mine | Operating segment
Operating segments
Revenues from Mining Operations		78,023	54,673
Production Costs		(35,801)	(37,270)
Segment Income (Loss)		42,222	17,403
Asset
Total assets		28,833	47,960
La India mine | Operating segment
Operating segments
Revenues from Mining Operations		114,276	126,518
Production Costs		(65,638)	(69,095)
Impairment Reversal (Loss)			(39,017)
Segment Income (Loss)		48,638	18,406
Asset
Total assets		264,498	315,411
Exploration | Operating segment
Operating segments
Exploration and Corporate Development		(101,062)	(112,054)
Impairment Reversal (Loss)			(100,676)
Segment Income (Loss)		(101,062)	(212,730)
Asset
Total assets		$ 462,789	$ 489,270

[1]	Exclusive of amortization, which is shown separately.